Financial instruments and risk management - Summary by currency, Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ (14,115)	$ (12,752)
Cash and cash equivalents	8,027	10,773
Other investments	2,839	2,782
Net cash/(debt)	(3,651)	255	$ (3,845)
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(12,806)
Lease liabilities	(1,309)
Derivatives related to net debt: designated as hedges	(147)
Cash and cash equivalents	8,027
Other investments	2,584
Net cash/(debt)	(3,651)	255
Foreign exchange risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(12,233)
Lease liabilities	(503)
Derivatives related to net debt: designated as hedges	(147)
Cash and cash equivalents	7,456
Other investments	2,584
Net cash/(debt)	(2,843)	464
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(382)
Lease liabilities	(349)
Cash and cash equivalents	170
Net cash/(debt)	(561)	(255)
Foreign exchange risk | Euro
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(4)
Lease liabilities	(23)
Cash and cash equivalents	37
Net cash/(debt)	10	(22)
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	(2)
Cash and cash equivalents	173
Net cash/(debt)	171	95
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(185)
Lease liabilities	(154)
Cash and cash equivalents	17
Net cash/(debt)	(322)	(134)
Foreign exchange risk | Other currencies
Disclosure of detailed information about financial instruments [line items]
Total borrowings	(2)
Lease liabilities	(278)
Cash and cash equivalents	174
Net cash/(debt)	$ (106)	$ 107